This is filed pursuant to Rule 497(c).
File Nos. 33-66630 and 811-07916.

















































00250156.AI3

(LOGO)(R)

                                     ALLIANCE UTILITY INCOME FUND
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Ohio
Investors

    Prospective Ohio investors should know that the Fund may invest more than 15% of its net assets in restricted securities, but that no more than 15% of the Fund's net assets can consist of illiquid securities.


___________________________________________________________
(R): This is a registered mark used under license from the owner, Alliance Capital Management L.P.


































00250156.AI3

This is filed pursuant to Rule 497(c).
File Nos. 33-66630 and 811-07916.

















































00250156.AI3

(LOGO)(R)

                                     ALLIANCE UTILITY INCOME FUND
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Massachusetts
Investors

    Prospective Massachusetts investors should know that the Fund may invest up to 35% of its portfolio in lower rated bonds, commonly known as "junk bonds", which are subject to greater risk of loss of principal and interest.

    Prospective Massachusetts investors should note that investments by the Fund in foreign securities involve certain special considerations and risks which are described in particular within the Prospectus.


___________________________________________________________
(R): This is a registered mark used under license from the owner, Alliance Capital Management L.P.





























00250156.AI3

This is filed pursuant to Rule 497(c).
File Nos. 33-66630 and 811-07916.

















































00250156.AI3

(LOGO)(R)

                                     ALLIANCE UTILITY INCOME FUND
                                                 November 1, 1995

Supplement to Prospectus dated November 1, 1995 for Missouri
Investors

    Prospective Missouri investors should know that the Fund may invest up to 35% of its portfolio in lower rated bonds, commonly known as "junk bonds", which are subject to greater risk of loss of principal and interest.

___________________________________________________________
(R): This is a registered mark used under license from the owner, Alliance Capital Management L.P.



































00250156.AI3